Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Sep. 30, 2020
Statement of Financial Position [Abstract]
Series A convertible preferred stock, par value	$ 0.01	$ 0.01
Series A convertible preferred stock, shares authorized	10,000,000	10,000,000
Series A convertible preferred stock, shares issued	0	1,000,000
Series A convertible preferred stock, shares outstanding	0	1,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	681,000,000	681,000,000
Common stock, shares outstanding	82,927,311	27,505,196
Common stock, shares issued	96,342,125	40,792,510
Treasury stock, shares	13,414,814	13,287,314